ASSETS HELD-FOR-SALE (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Assets Held-for-sale, Not Part of Disposal Group, Current	¥ 70,073	$ 10,092
Property, Plant and Equipment [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current	¥ 70,073	$ 10,092